Income taxes (Schedule of the Provision for Income Taxes) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Income taxes
Current tax expenses	¥ (784,274)		¥ (370,149)	¥ (212,528)
Deferred tax benefit	(50,060)		70,444	65,839
Income tax benefit/(expenses)	¥ (834,334)	$ (119,597)	¥ (299,705)	¥ (146,689)